Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		$ 52.4	$ 51.8	$ 39.2
Charged to costs and expense		121.0	137.5	126.2
Charged to other accounts		0.0	0.0	0.0
Deductions		111.7	136.9	113.6
Balance at end of period		61.7	52.4	51.8
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		20.6	18.3	10.1
Charged to costs and expense		20.4	34.9	21.1
Charged to other accounts		0.0	0.0	0.0
Deductions	[1]	19.2	32.6	12.9
Balance at end of period		21.8	20.6	18.3
Allowance for sales returns [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		15.9	15.4	11.4
Charged to costs and expense		62.6	68.9	74.6
Charged to other accounts		0.0	0.0	0.0
Deductions	[2]	62.2	68.4	70.6
Balance at end of period		16.3	15.9	15.4
Allowance for cash discounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		4.5	4.1	5.2
Charged to costs and expense		21.1	19.7	19.2
Charged to other accounts		0.0	0.0	0.0
Deductions	[3]	19.3	19.3	20.3
Balance at end of period		6.3	4.5	4.1
Inventory valuation allowances [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		11.4	14.0	12.5
Charged to costs and expense		16.9	14.0	11.3
Charged to other accounts		0.0	0.0	0.0
Deductions	[4]	11.0	16.6	9.8
Balance at end of period		$ 17.3	$ 11.4	$ 14.0

[1]	Accounts charged off, net of recoveries.
[2]	Actual customer returns.
[3]	Discounts given to customers.
[4]	Adjustment upon disposal of related inventories.